UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine          Westport, CT               5/15/07
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   38
                                               -------------

Form 13F Information Table Value Total:             $317,578
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name


     1.                                     PICKER HOLDINGS LLC, GENERAL PARTNER
     2.            28-02944                 DEBORAH ZISKIN, GENERAL PARTNER
     3.            28-7626                  MARGARET EPPRECHT, GENERAL PARTNER
     4.            28-11508                 JEFFREY CHAFFKIN, GENERAL PARTNER



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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ ---------------- --------- --------- ------------------ ---------- -------- -------------------------
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- --------- --- ---- ---------- -------- ----------- ------ ------
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
A C MOORE ARTS & CRAFTS INC    COM              00086T103    1,235     57,861 SH         SOLE                  57,861    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
TD AMERITRADE HLDG CORP        COM              87236Y108    8,593    577,462 SH         SOLE                 577,462    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
ANADARKO PETE CORP             COM              032511107    8,596    200,000 SH         SOLE                 200,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
ADAMS RESPIRATORY THERAPEUTI   COM              00635P107    8,408    250,000 SH         SOLE                 250,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
BEST BUY INC                   COM              086516101    7,308    150,000 SH         SOLE                 150,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
BUNGE LIMITED                  COM              G16962105    4,933     60,000 SH         SOLE                  60,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
CARPENTER TECHNOLOGY CORP      COM              144285103    2,037     16,870 SH         SOLE                  16,870    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
CADBURY SCHWEPPES PLC          ADR              127209302   14,193    276,296 SH         SOLE                 276,296    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106   10,002    279,849 SH         SOLE                 279,849    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
E TRADE FINANCIAL CORP         COM              269246104    7,456    351,371 SH         SOLE                 351,371    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
GENESCO INC                    COM              371532102    2,836     68,293 SH         SOLE                  68,293    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
GENERAL ELECTRIC CO            COM              369604103   28,401    803,204 SH         SOLE                 803,204    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
GENESIS ENERGY L P             UNIT LTD PARTN   371927104    4,681    219,362 SH         SOLE                 219,362    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
CORNING INC                    COM              219350105   12,041    529,487 SH         SOLE                 529,487    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
IDENIX PHARMACEUTICALS INC     COM              45166R204    3,366    461,058 SH         SOLE                 461,058    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
KELLOGG CO                     COM              487836108   10,286    200,000 SH         SOLE                 200,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
LKQ CORP                       COM              501889208      437     20,000 SH         SOLE                  20,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
LILLY ELI & CO                 COM              532457108   10,742    200,000 SH         SOLE                 200,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
LIQUIDITY SERVICES INC         COM              53635B107    1,101     65,000 SH         SOLE                  65,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
LIMITED BRANDS INC             COM              532716107    3,388    130,000 SH         SOLE                 130,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
LIFE TIME FITNESS INC          COM              53217R207    6,426    125,000 SH         SOLE                 125,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
MORTONS RESTAURANT GRP INC N   COM              619430101    1,085     60,971 SH         SOLE                  60,971    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
ORMAT TECHNOLOGIES INC         COM              686688102    4,601    109,659 SH         SOLE                 109,659    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
O REILLY AUTOMOTIVE INC        COM              686091109    4,496    135,826 SH         SOLE                 135,826    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
PROCTER & GAMBLE CO            COM              742718109   10,106    160,000 SH         SOLE                 160,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
QUALCOMM INC                   COM              747525103    4,266    100,000 SH         SOLE                 100,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
ISHARES TR                     RUSSELL 2000     464287655   28,025     35,000 SH  PUT    SOLE                  35,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
ISHARES TR                     S&P 500 INDEX    747525103   42,626     30,000 SH  PUT    SOLE                  30,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
RADNET INC                     COM              750491102    5,279    924,468 SH         SOLE                 924,468    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
RELIANT ENERGY INC             COM              75952B105   12,428    611,606 SH         SOLE                 611,606    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
SMITH INTL INC                 COM              832110100    6,418    133,559 SH         SOLE                 133,559    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
SCHLUMBERGER LTD               COM              806857108    3,455     50,000 SH         SOLE                  50,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    5,899    157,590 SH         SOLE                 157,590    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
TALISMAN ENERGY INC            COM              87425E103   10,577    602,357 SH         SOLE                 602,357    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
TIME WARNER INC                COM              887317105    6,121    310,419 SH         SOLE                 310,419    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
VELOCITY EXPRESS CORP          COM PAR $0.004   92257T608    2,273  2,066,236 SH         SOLE               2,066,236    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
WADDELL & REED FINL INC        CL A             930059100    7,588    325,402 SH         SOLE                 325,402    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
WAL MART STORES INC            COM              931142103    5,869    125,000 SH         SOLE                 125,000    0      0
............................... ................ ......... ......... ......... ... .... .......... ........ ........... ...... .....
